Supplementary Financial Statement Information - Schedule of Inventories (Details) (10-K) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 306	$ 173	$ 284
Work in process	290	81	111
Raw materials and supplies	$ 792	982	739
Total inventories		$ 1,236	$ 1,134